Investment Securities - Summary of Unrealized Loss Information for Available-for-Sale Securities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	$ 284,703	$ 186,692
Less than 12 months Unrealized Losses	2,636	1,125
12 months or more Fair Value		100,790
12 months or more Unrealized Losses		1,274
Total Fair Value	284,703	287,482
Total Unrealized Losses	2,636	2,399
Obligations of U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value		76,682
Less than 12 months Unrealized Losses		217
12 months or more Fair Value		20,429
12 months or more Unrealized Losses		72
Total Fair Value		97,111
Total Unrealized Losses		289
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	278,162	101,730
Less than 12 months Unrealized Losses	2,600	871
12 months or more Fair Value		76,630
12 months or more Unrealized Losses		1,179
Total Fair Value	278,162	178,360
Total Unrealized Losses	2,600	2,050
State, County and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Less than 12 months Fair Value	6,541	8,280
Less than 12 months Unrealized Losses	36	37
12 months or more Fair Value		3,731
12 months or more Unrealized Losses		23
Total Fair Value	6,541	12,011
Total Unrealized Losses	$ 36	$ 60